Subsequent Events - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 27, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Repayments of debt		$ 56,717,059	$ 56,254,073	$ 55,630,352
Subsequent Event [Member] | Term Loan Entered Into On April 16, 2014 [Member]
Subsequent Event [Line Items]
Repayments of debt	$ 15,780,000